Investment properties (Details 4) - Level 3 [Member] - Shopping Malls in Argentina [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Discount rate [Member]
Statement [Line Items]
Fair value investment properties, range	10.63%	14.11%	14.20%
Fair value investment properties, increase	$ (112,417)	$ (42,692)	$ (45,832)
Fair value investment properties, decrease	$ 149,290	$ 53,024	$ 56,414
Growth rate [Member]
Statement [Line Items]
Fair value investment properties, range	2.40%	2.40%	2.40%
Fair value investment properties, increase	$ 92,603	$ 29,104	$ 34,757
Fair value investment properties, decrease	(72,527)	(24,523)	(29,328)
Inflation [Member]
Statement [Line Items]
Fair value investment properties, increase	88,284	46,342	124,586
Fair value investment properties, decrease	(82,775)	(44,520)	(113,796)
Devaluation [Member]
Statement [Line Items]
Fair value investment properties, increase	(129,588)	(84,041)	(83,302)
Fair value investment properties, decrease	$ 158,385	$ 92,445	$ 91,632
Discount Cash Flows Rate [Member]
Statement [Line Items]
Fair value of investment properties, valuation technique		Discounted cash flows
Fair value investment properties, range	11.08%	15.40%	15.25%
Fair value investment properties, increase	$ (28,789)	$ (21,136)	$ (19,460)
Fair value investment properties, decrease	$ 30,669	$ 22,438	$ 20,843